Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Current Liabilities
14.	Other Current Liabilities
Other current liabilities as of December 31, 2018 mainly consist of consumption tax payables and those as of December 31, 2019 mainly consist of consumption tax payables and liabilities corresponding to cryptocurrency on deposit by users.